Note Payable	12 Months Ended
Jul. 31, 2012
NotePayableAbstract
Note 3. Note Payable

Note payable debt consists of the following:

Note payable, First Line Capital, LLC, bearing interest at 8% per annum and due March 31, 2013.  The note  allows the Company to borrow any amount in increments of up to $50,000.